Expense Example, No Redemption - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Balanced Fund - Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Balanced Fund - Class C
Expense Example, No Redemption:
1 Year	160
3 Years	496
5 Years	855
10 Years	1,666
Fidelity Advisor Balanced Fund - Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Balanced Fund - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Balanced Fund - Class Z
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	$ 567